UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: December 31
Date of reporting period: June 30, 2008

ITEM 1. REPORT TO STOCKHOLDERS.
          The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2008

Legg Mason Partners
Variable Strategic Bond
Portfolio

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks to maximize total return, consistent with the preservation of capital.

What’s inside

Letter from the chairman	I

Portfolio at a glance	1

Portfolio expenses	2

Schedule of investments	4

Statement of assets and liabilities	21

Statement of operations	22

Statements of changes in net assets	23

Financial highlights	24

Notes to financial statements	26

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Portfolio’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster during the six-month reporting period ended June 30, 2008. Looking back, third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.8%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was -0.2%. First quarter 2008 GDP growth was a modest 0.9%. The advance estimate for second quarter 2008 GDP growth was 1.9%.

The debate continues as to whether or not the U.S. will fall into a recession. However, it is a moot point for many people, as the job market continues to weaken and soaring energy and food prices are tempering consumer spending. In terms of the employment picture, the U.S. Department of Labor reported that payroll employment declined in each of the first six months of 2008, and the unemployment rate rose to 5.5% in May, its highest level since October 2004. Oil prices surpassed $140 a barrel in June 2008, with the average price for a gallon of gas exceeding $4 for the first time ever.ii These factors, coupled with a sputtering housing market, contributed to the Consumer Confidence Index falling for the sixth consecutive month in June 2008, reaching its lowest level since 1992.iii

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)iv to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds ratev from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. However, the Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its meeting in June, the Fed held rates steady and stated: “Recent information indicates that overall economic activity continues to expand, partly reflecting some firming in household spending. However, labor markets have softened further and financial markets remain under considerable stress. Tight credit conditions, the ongoing housing contraction, and the rise in energy prices are likely to weigh on economic growth over the next few quarters.”

Legg Mason Partners Variable Strategic Bond Portfolio   I

Letter from the chairman continued

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

During the six-month reporting period ended June 30, 2008, both short- and long-term Treasury yields experienced periods of volatility. Investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered a “flight to quality” during the first quarter of 2008, causing Treasury yields to move lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Treasury yields then moved higher in April, May and early June, as oil prices hit record levels. However, an additional credit crunch in mid-June resulted in another flight to quality, with Treasury yields again moving lower. Overall, during the six months ended June 30, 2008, two-year Treasury yields fell from 3.05% to 2.63%. Over the same time frame, 10-year Treasury yields moved from 4.04% to 3.99%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexvi, returned a modest 1.13%.

Periods of increased investor risk aversion caused the high-yield bond market to produce weak results over the six months ended June 30, 2008. During that period, the Citigroup High Yield Market Indexvii returned -1.50%. While high-yield bond prices rallied in April and May, it was not enough to overcome several flights to quality that served to drag down the sector.

Increased investor risk aversion caused the emerging debt markets to post a modest decline over the six months ended June 30, 2008. During that period, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii returned -0.18%. While the EMBI Global produced positive results in January, April and May, it was not enough to overcome periods of weakness, in particular during the month of June.

II   Legg Mason Partners Variable Strategic Bond Portfolio

Performance review
For the six months ended June 30, 2008, Class I shares of Legg Mason Partners Variable Strategic Bond Portfolio1 returned -5.54%. The Portfolio’s unmanaged benchmark, the Lehman Brothers U.S. Aggregate Index, returned 1.13% for the same period. The Lipper Variable Global Income Funds Category Average2 returned 1.38% over the same time frame.

PERFORMANCE SNAPSHOT as of June 30, 2008 (unaudited)

6 MONTHS
(not annualized)
Variable Strategic Bond Portfolio[1] — Class I Shares	-5.54%

Lehman Brothers U.S. Aggregate Index	1.13%

Lipper Variable Global Income Funds Category Average[2]	1.38%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Class II shares returned -5.86% over the six months ended June 30, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2008 for Class I and II shares were 5.26% and 4.95%, respectively. Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yields for Class I and II shares would have been 5.26% and 1.06%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Portfolio’s most current prospectus dated April 28, 2008, as supplemented June 16, 2008, the gross total operating expenses for Class I and Class II shares were 0.90% and 1.25%, respectively.

1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
2 Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 34 funds in the Portfolio’s Lipper category.

Legg Mason Partners Variable Strategic Bond Portfolio   III

Letter from the chairman continued

Information about your portfolio
As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Portfolio is contained in the “Notes to financial statements” included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
 Chairman, President and Chief Executive Officer

July 31, 2008

IV   Legg Mason Partners Variable Strategic Bond Portfolio

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	Source: Bloomberg, 7/08.

iii	Source: The Conference Board, 7/08.

iv	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

[v]	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

viii	The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. Countries covered are Argentina, Belize, Brazil, Bulgaria, Chile, China, Colombia, Dominican Republic, Ecuador, Egypt, El Salvador, Gabon, Georgia, Ghana, Hungary, Indonesia, Iraq, Jamaica, Kazakhstan, Lebanon, Malaysia, Mexico, Pakistan, Panama, Peru, the Philippines, Poland, Russia, Serbia, South Africa, Sri Lanka, Trinidad & Tobago, Tunisia, Turkey, Ukraine, Uruguay, Venezuela and Vietnam.

Legg Mason Partners Variable Strategic Bond Portfolio   V

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Portfolio at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investment — June 30, 2008

Mortgage-backed securities
35.9
Corporate bonds & notes
26.4
Collateralized mortgage obligations
16.9
Asset-backed securities
5.5
Sovereign bonds
2.0
U.S. Government & agency obligations
1.7
Preferred stocks
0.5
Collateralized senior loans
0.2
Warrants
0.1
Short-term investments
10.8
0%
10%
20%
30%
40%

Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report   1

Portfolio expenses (unaudited)

Example
As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2008 and held for the six months ended June 30, 2008.

Actual expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

		BEGINNING	ENDING	ANNUALIZED	EXPENSES
	ACTUAL	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
	TOTAL RETURN[2]	VALUE	VALUE	RATIO	THE PERIOD[3]
Class I	(5.54)%	$1,000.00	$944.60	0.93%	$4.50

Class II	(5.86)	1,000.00	941.40	1.25	6.03

[1]	For the six months ended June 30, 2008.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2   Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report

Hypothetical example for comparison purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

	HYPOTHETICAL	BEGINNING	ENDING	ANNUALIZED	EXPENSES
	ANNUALIZED	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
	TOTAL RETURN	VALUE	VALUE	RATIO	THE PERIOD[2]
Class I	5.00%	$1,000.00	$1,020.24	0.93%	$4.67

Class II	5.00	1,000.00	1,018.65	1.25	6.27

[1]	For the six months ended June 30, 2008.

[2]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report   3

Schedule of investments (unaudited)
June 30, 2008

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES — 48.8%

	FHLMC — 8.9%

	Federal Home Loan Mortgage Corp. (FHLMC):

$146,363	5.805% due 2/1/37(a)(b)	$149,084

903,571	5.901% due 4/1/37(a)(b)	919,534

407,464	5.942% due 5/1/37(a)(b)	414,509

335,347	5.944% due 5/1/37(a)(b)	341,026

755,192	5.570% due 1/1/38(a)(b)	765,881

3,693,146	Gold, 5.500% due 11/1/35-12/1/37(b)	3,644,582

	Total FHLMC	6,234,616

	FNMA — 33.8%

	Federal National Mortgage Association (FNMA):

4,200,000	5.500% due 7/17/23-7/14/38(c)	4,224,032

100,000	6.000% due 7/17/23(c)	102,516

7,522	8.000% due 7/1/30-9/1/30(b)	8,140

439	7.500% due 8/1/30	473

27,908	7.500% due 9/1/30-2/1/31(b)	30,082

1,839,543	5.000% due 2/1/36(b)	1,769,733

462,109	5.500% due 11/1/36(b)	456,396

855,676	6.500% due 6/1/37(b)	882,084

4,050,000	5.000% due 7/14/38(b)(c)	3,882,306

12,800,000	5.000% due 8/13/38(c)	12,241,997

	Total FNMA	23,597,759

	GNMA — 6.1%

	Government National Mortgage Association (GNMA):

3,300,000	6.000% due 7/21/38-8/20/38(c)	3,344,127

900,000	5.500% due 8/20/38(c)	890,719

	Total GNMA	4,234,846

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $33,992,085)	34,067,221

ASSET-BACKED SECURITIES — 7.4%

	Credit Card — 0.6%

430,000	Washington Mutual Master Note Trust, 2.501% due 9/15/13(a)(d)	405,279

	Home Equity — 6.7%
159,634	Accredited Mortgage Loan Trust, 2.723% due 9/25/35(a)(b)	152,913

496,124	ACE Securities Corp., 2.653% due 1/25/36(a)(b)	136,086

49,333	Amortizing Residential Collateral Trust, 3.683% due 8/25/32(a)(b)	17,214

See Notes to Financial Statements.

4   Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Home Equity — 6.7% continued

$547,281	Bear Stearns Asset-Backed Securities Trust, 2.833% due 9/25/34(a)(b)	$534,696

94,698	Countrywide Asset-Backed Certificates, 3.733% due 6/25/34(a)(b)	53,663

	Countrywide Home Equity Loan Trust:

708,460	5.900% due 11/15/28(a)(b)	494,489

533,484	5.620% due 12/15/33(a)(d)	287,561

611,631	First Horizon ABS Trust, 2.643% due 10/25/34(a)(b)	341,502

685,415	GMAC Mortgage Corp. Loan Trust, 3.233% due 2/25/31(a)(b)(d)	546,056

93,940	Green Tree Financial Corp., 7.070% due 1/15/29(b)	93,185

226,279	GSAMP Trust, 2.583% due 1/25/36(a)(b)	126,479

471,750	Indymac Home Equity Loan Asset-Backed Trust, 2.653% due 4/25/36(a)(b)	155,883

821,337	Lehman XS Trust, 2.693% due 9/25/46(a)(b)	478,233

95,462	Long Beach Mortgage Loan Trust, 2.623% due 11/25/35(a)(b)	94,512

411,927	SACO I Trust, 2.653% due 3/25/36(a)(b)	175,825

3,130	Sail Net Interest Margin Notes, 7.750% due 4/27/33(d)(e)	0

758,749	Securitized Asset Backed Receivables LLC, 2.713% due 2/25/37(a)(b)	515,494

788,162	Washington Mutual Asset-Backed Certificates, 2.733% due 5/25/47(a)(b)	507,202

	Total Home Equity	4,710,993

	Manufactured Housing — 0.1%

43,861	Mid-State Trust, 7.340% due 7/1/35(b)	44,276

	TOTAL ASSET-BACKED SECURITIES (Cost — $7,998,672)	5,160,548
COLLATERALIZED MORTGAGE OBLIGATIONS — 23.0%
633,140	American Home Mortgage Investment Trust, 5.294% due 6/25/45(a)(b)	533,753

810,000	Banc of America Commercial Mortgage Inc., 5.372% due 9/10/45(a)(b)	773,624

456,051	Banc of America Mortgage Securities, 4.805% due 9/25/35(a)(b)	445,331

140,373	Banc of America Mortgage Securities Inc., 5.172% due 12/25/34(a)(b)	137,261

863,556	Bear Stearns Structured Products Inc., 3.083% due 9/27/37(a)(d)(f)	820,974

125,000	Commercial Mortgage Asset Trust, 7.350% due 1/17/32(a)(b)	133,886

301,454	Commercial Mortgage Pass-Through Certificates, 5.447% due 7/16/34(b)(d)	302,872

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report   5

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS — 23.0% continued

	Countrywide Alternative Loan Trust:

$475,159	2.712% due 7/20/35(a)(b)	$368,549

536,588	2.813% due 11/20/35(a)(b)	393,582

557,685	2.753% due 1/25/36(a)(b)	435,626

627,590	2.693% due 7/25/46(a)(b)	433,118

372,089	Countrywide Home Loan, Mortgage Pass-Through Trust, 2.783% due 5/25/35(a)(b)	289,417

810,000	Credit Suisse Mortgage Capital Certificates, 5.609% due 2/15/39(a)(b)	781,566

347,491	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 4.952% due 8/25/35(a)(b)	315,164

	Downey Savings & Loan Association Mortgage Loan Trust:

383,937	2.693% due 3/19/45(a)(b)	298,427

507,435	4.448% due 3/19/46(a)(b)	362,974

507,435	4.448% due 3/19/47(a)(b)(f)	350,155

5,909,012	First Union National Bank Commercial Mortgage, IO, 0.810% due 5/17/32(a)(e)	87,512

346,456	GSR Mortgage Loan Trust, 5.406% due 10/25/35(a)(b)	337,174

	Harborview Mortgage Loan Trust:

360,720	2.883% due 11/19/34(a)(b)	309,376

432,400	2.833% due 1/19/35(a)(b)	375,241

797,436	2.693% due 11/19/36(a)(b)	563,543

268,013	Indymac Index Mortgage Loan Trust, 6.279% due 3/25/35(a)(b)(f)	206,370

155,495	Merit Securities Corp., 3.883% due 9/28/32(a)(d)	144,657

	Merrill Lynch/Countrywide Commercial Mortgage Trust:

760,000	6.156% due 7/12/17(a)(b)	735,720

740,000	5.810% due 6/12/50(a)(b)	704,130

774,716	Morgan Stanley Mortgage Loan Trust, 6.096% due 3/25/36(a)(b)	598,547

228,040	RBSGC Mortgage Pass-Through Certificates, 2.933% due 1/25/37(a)(b)	171,119

250,010	Residential Accredit Loans Inc., 2.843% due 1/25/37(a)(b)	191,719

397,372	Sequoia Mortgage Trust, 3.562% due 6/20/33(a)(b)	369,920

495,859	Structured Adjustable Rate Mortgage Loan Trust, 2.803% due 10/25/35(a)(b)	374,978

	Structured Asset Mortgage Investments Inc.:

62,013	6.502% due 8/25/35(a)(b)	48,573

392,904	2.693% due 5/25/36(a)(b)	282,219

311,584	Structured Asset Securities Corp., 2.763% due 4/25/35(a)(b)	276,935

See Notes to Financial Statements.

6   Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS — 23.0% continued

$653,224	Thornburg Mortgage Securities Trust, 2.653% due 1/25/36(a)(b)	$645,608

	Washington Mutual Inc.:

700,000	4.425% due 8/25/35(a)(b)	667,790

617,243	2.753% due 12/25/45(a)(b)	477,911

335,815	2.773% due 12/25/45(a)(b)	294,363

	Washington Mutual Mortgage Pass-Through Certificates:

324,579	5.502% due 9/25/36(a)(b)	311,343

828,173	4.338% due 7/25/47(a)(b)	414,086

247,272	Wells Fargo Mortgage Backed Securities Trust, 5.240% due 4/25/36(a)(b)	243,534

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $18,846,295)	16,008,647
COLLATERALIZED SENIOR LOAN — 0.3%

248,750	First Data Corp., Term Loan, 5.355% due 10/15/14(a)(b)(d) (Cost — $239,558)	229,068

CONVERTIBLE BOND & NOTE — 0.1%

	Automobiles — 0.1%

60,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36(b) (Cost — $60,000)	43,950

CORPORATE BONDS & NOTES — 35.9%

CONSUMER DISCRETIONARY — 4.0%

	Auto Components — 0.0%

	Visteon Corp.:

14,000	12.250% due 12/31/16(b)(d)	11,270

6,000	Senior Notes, 8.250% due 8/1/10(b)	5,370

	Total Auto Components	16,640

	Automobiles — 0.5%

	Ford Motor Co.:

	Debentures:

10,000	6.625% due 10/1/28(b)	5,400

25,000	8.900% due 1/15/32(b)	16,125

345,000	Notes, 7.450% due 7/16/31(b)	202,687

	General Motors Corp., Senior Debentures:

160,000	8.250% due 7/15/23(b)	94,000

5,000	8.375% due 7/15/33(b)	2,988

	Total Automobiles	321,200

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report   7

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Diversified Consumer Services — 0.1%

	Service Corp. International, Senior Notes:

$20,000	7.625% due 10/1/18(b)	$20,050

35,000	7.500% due 4/1/27(b)	29,925

	Total Diversified Consumer Services	49,975

	Hotels, Restaurants & Leisure — 0.5%

25,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11(b)	20,125

30,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13(b)	26,250

	MGM MIRAGE Inc.:

80,000	Notes, 6.750% due 9/1/12(b)	72,200

70,000	Senior Notes, 7.625% due 1/15/17(b)	57,925

	Station Casinos Inc.:

15,000	Senior Notes, 7.750% due 8/15/16(b)	11,550

75,000	Senior Subordinated Notes, 6.500% due 2/1/14(b)	43,500

125,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10(b)(d)	124,687

	Total Hotels, Restaurants & Leisure	356,237
	Media — 2.9%
170,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15(b)	126,862

190,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11(b)	161,121

325,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13(b)	358,099

100,000	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17(b)	114,857

	Comcast Corp., Notes:

140,000	6.500% due 1/15/15(b)	142,352

10,000	6.500% due 1/15/17(b)	10,076

10,000	5.875% due 2/15/18(b)	9,638

50,000	CSC Holdings Inc., Senior Notes, 6.750% due 4/15/12(b)	47,250

48,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13(b)	43,320

81,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13(b)	83,835

75,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14(b)	69,562

70,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16(b)	44,363

500,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09(b)	507,366

See Notes to Financial Statements.

8   Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Media — 2.9% continued

$290,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31(b)	$295,219

30,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15(d)	26,100

	Total Media	2,040,020
	Multiline Retail — 0.0%

25,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15(b)	25,125

	TOTAL CONSUMER DISCRETIONARY	2,809,197

CONSUMER STAPLES — 0.4%

	Food & Staples Retailing — 0.2%

178,602	CVS Caremark Corp., 6.943% due 1/10/30(d)	172,128

	Food Products — 0.2%

	Dole Food Co. Inc., Senior Notes:

100,000	7.250% due 6/15/10(b)	91,000

27,000	8.875% due 3/15/11(b)	24,165

	Total Food Products	115,165

	TOTAL CONSUMER STAPLES	287,293

ENERGY — 5.0%

	Energy Equipment & Services — 0.1%

55,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16(b)	55,206
	Oil, Gas & Consumable Fuels — 4.9%
290,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31(b)	311,738

90,000	Anadarko Petroleum Corp., Senior Notes, 6.450% due 9/15/36(b)	89,123

	Chesapeake Energy Corp., Senior Notes:

100,000	6.625% due 1/15/16(b)	96,500

75,000	6.500% due 8/15/17(b)	70,500

	Compagnie Generale de Geophysique SA, Senior Notes:

15,000	7.500% due 5/15/15(b)	15,038

55,000	7.750% due 5/15/17(b)	55,344

355,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29(b)	390,455

	El Paso Corp., Medium-Term Notes:

225,000	7.375% due 12/15/12(b)	232,430

30,000	7.750% due 1/15/32(b)	30,204

100,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11(b)	98,750

175,000	Gaz Capital SA, Notes, 8.625% due 4/28/34(b)(d)	190,312

100,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16(d)	93,680

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report   9

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 4.9% continued

	Hess Corp.:

$20,000	7.875% due 10/1/29(b)	$23,001

210,000	Notes, 7.300% due 8/15/31(b)	235,228

240,000	Intergas Finance BV, 6.375% due 5/14/17(b)(d)	214,200

170,000	KazMunaiGaz Finance Sub B.V., 8.375% due 7/2/13(d)	170,297

	Kinder Morgan Energy Partners LP, Senior Notes:

30,000	6.300% due 2/1/09(b)	30,309

20,000	6.000% due 2/1/17(b)	19,795

	OPTI Canada Inc., Senior Secured Notes:

40,000	7.875% due 12/15/14(b)	39,700

45,000	8.250% due 12/15/14(b)	45,000

20,000	Peabody Energy Corp., 6.875% due 3/15/13(b)	20,150

	Pemex Project Funding Master Trust:

40,000	6.625% due 6/15/35(b)(d)	39,664

25,000	Senior Bonds, 6.625% due 6/15/35(b)	24,790

190,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16(b)	190,950

50,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16(b)	46,812

30,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15(b)(d)(l)	29,250

20,000	Tennessee Gas Pipeline Co., 7.625% due 4/1/37(b)	20,916

75,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14(b)	73,969

	Williams Cos. Inc.:

130,000	Debentures, 7.500% due 1/15/31(b)	132,112

	Notes:

55,000	7.875% due 9/1/21(b)	58,575

174,000	8.750% due 3/15/32(b)	198,360

	Senior Notes:

75,000	7.625% due 7/15/19(b)	79,125

40,000	7.750% due 6/15/31(b)	41,800

	Total Oil, Gas & Consumable Fuels	3,408,077

	TOTAL ENERGY	3,463,283

FINANCIALS — 15.1%
	Capital Markets — 2.9%
	Bear Stearns Co. Inc.:

100,000	Senior Notes, 7.250% due 2/1/18(b)	104,537

See Notes to Financial Statements.

10   Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Capital Markets — 2.9% continued

$140,000	Subordinated Notes, 5.550% due 1/22/17(b)	$129,606

90,000	Credit Suisse Guernsey Ltd., 5.860% due 5/15/17(a)(b)(g)	75,151

490,000	Kaupthing Bank HF, 7.625% due 2/28/15(b)(d)(e)(f)	442,617

80,000	Lehman Brothers Holdings E-Capital Trust I, Notes, 3.499% due 8/19/65(a)(b)	59,444

630,000	Lehman Brothers Holdings Inc., Medium-Term Notes, 6.750% due 12/28/17(b)	592,846

	Morgan Stanley:

80,000	Medium-Term Notes, 3.184% due 10/18/16(a)(b)	69,519

600,000	Subordinated Notes, 4.750% due 4/1/14(b)	547,408

20,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13(b)(d)	22,181

	Total Capital Markets	2,043,309
	Commercial Banks — 3.4%

	Glitnir Banki HF:

190,000	Notes, 6.330% due 7/28/11(d)	154,210

170,000	Subordinated Notes, 6.693% due 6/15/16(a)(b)(d)	109,386

	ICICI Bank Ltd., Subordinated Bonds:

120,000	6.375% due 4/30/22(a)(d)	108,639

118,000	6.375% due 4/30/22(a)(b)(d)	105,920

340,000	Landsbanki Islands HF, 6.100% due 8/25/11(d)	299,959

150,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15(a)(d)(g)	138,694

120,000	Royal Bank of Scotland Group PLC, Bonds, 6.990% due 10/5/17(a)(d)(g)	108,180

160,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16(a)(d)	154,704

170,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16(a)(d)(g)	119,555

80,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36(a)(b)	63,722

	TuranAlem Finance BV, Bonds:

270,000	8.250% due 1/22/37(d)	226,125

210,000	8.250% due 1/22/37(b)(d)	176,137

510,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14(b)	475,458

100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36(b)	91,010

	Total Commercial Banks	2,331,699

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report   11

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Consumer Finance — 4.4%

$120,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66(a)(b)	$111,114

	Ford Motor Credit Co.:

	Notes:

650,000	7.375% due 10/28/09(b)	592,183

410,000	7.875% due 6/15/10(b)	354,045

	Senior Notes:

600,000	5.800% due 1/12/09(b)	572,984

183,000	8.026% due 6/15/11(a)(b)	149,010

	General Motors Acceptance Corp.:

20,000	Bonds, 8.000% due 11/1/31(b)	13,037

	Notes:

10,000	7.250% due 3/2/11(b)	7,354

375,000	6.875% due 9/15/11(b)	269,641

460,000	6.625% due 5/15/12(b)	315,812

175,000	6.750% due 12/1/14(b)	115,712

70,000	Senior Notes, 5.850% due 1/14/09(b)	66,479

	SLM Corp., Medium-Term Notes:

160,000	5.000% due 10/1/13(b)	138,500

335,000	5.375% due 5/15/14(b)	294,666

40,000	5.050% due 11/14/14(b)	34,016

50,000	5.625% due 8/1/33(b)	37,757

	Total Consumer Finance	3,072,310

	Diversified Financial Services — 3.5%
200,000	AGFC Capital Trust I, 6.000% due 1/15/67(a)(b)(d)	158,954

160,000	Aiful Corp., Notes, 5.000% due 8/10/10(b)(d)	142,400

	Bank of America Corp.:

120,000	Notes, 8.000% due 1/30/18(a)(b)(g)	112,607

400,000	Subordinated Notes, 5.420% due 3/15/17(b)	366,472

330,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11(d)	334,102

300,000	General Electric Capital Corp., Subordinated Debentures, 6.375% due 11/15/67(a)(b)	284,231

	JPMorgan Chase & Co.:

130,000	5.150% due 10/1/15(b)	125,357

	Subordinated Notes:

120,000	6.625% due 3/15/12(b)	123,848

See Notes to Financial Statements.

12   Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Diversified Financial Services — 3.5% continued

$260,000	5.125% due 9/15/14(b)	$253,137

	Residential Capital LLC:

63,000	8.500% due 5/15/10(d)	53,235

348,000	9.625% due 5/15/15(d)	170,520

	TNK-BP Finance SA:

200,000	7.500% due 7/18/16(b),(d)	189,740

100,000	Senior Notes, 7.875% due 3/13/18(b)(d)	96,750

50,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 9.378% due 10/1/15(b)	44,250

	Total Diversified Financial Services	2,455,603
	Insurance — 0.7%

	American International Group Inc.:

140,000	Junior Subordinated Debentures, 6.250% due 3/15/37(b)	109,902

30,000	Medium-Term Notes, 5.850% due 1/16/18(b)	28,156

270,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36(b)	236,453

130,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37(a)(b)	111,867

	Total Insurance	486,378

	Real Estate Management & Development — 0.1%

150,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15(b)	74,250

	Thrifts & Mortgage Finance — 0.1%

70,000	Countrywide Financial Corp., Medium-Term Notes, 2.868% due 1/5/09(a)(b)	68,639

	TOTAL FINANCIALS	10,532,188

HEALTH CARE — 0.9%

	Health Care Providers & Services — 0.7%
50,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15(b)	50,563

65,000	DaVita Inc., Senior Notes, 6.625% due 3/15/13(b)	62,725

	HCA Inc.:

	Senior Notes:

151,000	5.750% due 3/15/14(b)	126,462

14,000	6.500% due 2/15/16(b)	11,725

	Senior Secured Notes:

110,000	9.250% due 11/15/16(b)	113,575

33,000	9.625% due 11/15/16(b)(h)	34,073

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report   13

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Health Care Providers & Services — 0.7% continued

	Tenet Healthcare Corp., Senior Notes:

$75,000	7.375% due 2/1/13(b)	$70,875

15,000	6.875% due 11/15/31(b)	10,875

10,000	WellPoint Inc., Senior Notes, 5.875% due 6/15/17(b)	9,682

	Total Health Care Providers & Services	490,555
	Pharmaceuticals — 0.2%

150,000	Wyeth, 5.950% due 4/1/37(b)	145,273

	TOTAL HEALTH CARE	635,828

INDUSTRIALS — 0.9%

	Aerospace & Defense — 0.3%

50,000	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16(b)	51,000

175,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12(b)	177,188

	Total Aerospace & Defense	228,188

	Airlines — 0.4%

2,602	Continental Airlines Inc., Pass-Through Certificates, 6.541% due 9/15/08(b)(f)	2,602

97,284	Delta Air Lines Inc., 6.821% due 8/10/22(b)	80,259

200,000	Delta Air Lines Inc., Pass-Through Certificates, 7.570% due 11/18/10(b)	189,000

	Total Airlines	271,861

	Commercial Services & Supplies — 0.1%

50,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11(b)	43,250

50,000	Interface Inc., Senior Notes, 10.375% due 2/1/10(b)	52,750

	Total Commercial Services & Supplies	96,000

	Machinery — 0.0%

20,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14(b)	19,800

	Road & Rail — 0.1%

	Hertz Corp.:

25,000	Senior Notes, 8.875% due 1/1/14(b)	23,000

10,000	Senior Subordinated Notes, 10.500% due 1/1/16(b)	9,150

	Total Road & Rail	32,150

	TOTAL INDUSTRIALS	647,999

See Notes to Financial Statements.

14   Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
INFORMATION TECHNOLOGY — 0.5%

	IT Services — 0.4%

$250,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09(b)	$257,895

50,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13(b)	50,750

	Total IT Services	308,645

	Office Electronics — 0.1%

50,000	Xerox Corp., Senior Notes, 6.400% due 3/15/16(b)	49,985

	TOTAL INFORMATION TECHNOLOGY	358,630

MATERIALS — 1.7%

	Chemicals — 0.2%

80,000	FMC Finance III SA, 6.875% due 7/15/17(b)	79,000

10,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14(b)	7,525

75,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12(b)	79,688

	Total Chemicals	166,213

	Containers & Packaging — 0.2%

	Graham Packaging Co. Inc.:

30,000	Senior Notes, 8.500% due 10/15/12(b)	28,575

10,000	Senior Subordinated Notes, 9.875% due 10/15/14(b)	8,900

75,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13(b)	72,000

25,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10(e)(f)(i)	0

	Total Containers & Packaging	109,475

	Metals & Mining — 1.0%

190,000	Evraz Group SA, Notes, 8.875% due 4/24/13(d)	191,178

80,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17(b)	84,531

45,000	Steel Dynamics Inc., 6.750% due 4/1/15(b)	43,313

270,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36(b)	252,108

100,000	Vedanta Resources PLC, 8.750% due 1/15/14(d)	100,376

	Total Metals & Mining	671,506

	Paper & Forest Products — 0.3%

190,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12(b)	195,844

	TOTAL MATERIALS	1,143,038

TELECOMMUNICATION SERVICES — 3.7%

	Diversified Telecommunication Services — 2.7%
200,000	AT&T Inc., 5.500% due 2/1/18(b)	194,157

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report   15

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Diversified Telecommunication Services — 2.7% continued

$30,000	Citizens Communications Co., Senior Notes, 7.875% due 1/15/27(b)	$26,400

260,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16(b)	254,075

200,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10(b)	211,716

40,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14(b)	36,600

120,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14(b)	114,600

425,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15(b)	389,512

345,000	Verizon Florida Inc., Senior Notes, 6.125% due 1/15/13(b)	352,003

60,000	Verizon New York Inc., Senior Debentures, 6.875% due 4/1/12(b)	62,625

190,000	Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13(b)(d)	187,490

45,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16(b)	45,112

	Total Diversified Telecommunication Services	1,874,290
	Wireless Telecommunication Services — 1.0%

80,000	America Movil SAB de CV, 5.625% due 11/15/17(b)	77,447

25,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12(b)	25,375

	Nextel Communications Inc., Senior Notes:

160,000	6.875% due 10/31/13(b)	135,296

205,000	7.375% due 8/1/15(b)	170,260

325,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12(b)	322,001

	Total Wireless Telecommunication Services	730,379

	TOTAL TELECOMMUNICATION SERVICES	2,604,669

UTILITIES — 3.7%

	Electric Utilities — 0.9%

14,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12(b)	14,419

195,000	Exelon Corp., Bonds, 5.625% due 6/15/35(b)	168,612

285,000	FirstEnergy Corp., Notes, 7.375% due 11/15/31(b)	310,806

130,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34(b)	125,750

	Total Electric Utilities	619,587

	Independent Power Producers & Energy Traders — 2.8%
	AES Corp., Senior Notes:

93,000	9.375% due 9/15/10(b)	98,347

17,000	7.750% due 3/1/14(b)	16,851

50,000	7.750% due 10/15/15(b)	49,500

See Notes to Financial Statements.

16   Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Independent Power Producers & Energy Traders — 2.8% continued

$280,000	8.000% due 10/15/17(b)	$275,800

	Dynegy Holdings Inc.:

25,000	Senior Debentures, 7.125% due 5/15/18(b)	21,875

60,000	Senior Notes, 7.750% due 6/1/19(b)	54,900

	Edison Mission Energy, Senior Notes:

110,000	7.200% due 5/15/19(b)	103,125

20,000	7.625% due 5/15/27(b)	18,050

	Energy Future Holdings, Senior Notes:

10,000	10.875% due 11/1/17(b)(d)	10,150

780,000	11.250% due 11/1/17(d)(h)	781,950

	NRG Energy Inc., Senior Notes:

25,000	7.250% due 2/1/14(b)	23,938

150,000	7.375% due 2/1/16(b)	141,562

	TXU Corp., Senior Notes:

80,000	5.550% due 11/15/14(b)	63,030

75,000	6.500% due 11/15/24(b)	55,710

290,000	6.550% due 11/15/34(b)	212,738

	Total Independent Power Producers & Energy Traders	1,927,526

	TOTAL UTILITIES	2,547,113

	TOTAL CORPORATE BONDS & NOTES (Cost — $26,948,518)	25,029,238
SOVEREIGN BONDS — 2.7%

	Germany — 0.2%

110,000	Bundesrepublik Deutschland, 4.250% due 1/4/14(b)	169,899

	Italy — 0.5%

325,000	Region of Lombardy, 5.804% due 10/25/32(b)	354,350

	Mexico — 0.8%

	United Mexican States:

66,000	10.375% due 2/17/09(b)	68,805

	Medium-Term Notes:

145,000	5.875% due 1/15/14(b)	150,075

270,000	5.625% due 1/15/17(b)	273,173

56,000	6.750% due 9/27/34(b)	59,710

	Total Mexico	551,763

	Russia — 0.4%

175,000	Russian Federation, 11.000% due 7/24/18(b)(d)	245,875

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report   17

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Supranational — 0.8%

$540,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12(b)	$567,976

	TOTAL SOVEREIGN BONDS (Cost — $1,802,635)	1,889,863

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.3%

	U.S. Government Agencies — 1.7%

400,000	Farmer Mac, Guaranteed Trust, 5.125% due 4/19/17(d)	408,816

260,000	Federal Home Loan Bank (FHLB), Global Bonds, 5.500% due 7/15/36(b)	270,832

100,000	Federal Home Loan Mortgage Corp. (FHLMC), 5.600% due 9/26/13(b)	100,576

140,000	Federal National Mortgage Association (FNMA), 3.000% due 7/12/10(b)	139,435

270,000	Tennessee Valley Authority, 5.980% due 4/1/36(b)	291,625

	Total U.S. Government Agencies	1,211,284

	U.S. Government Obligations — 0.6%

	U.S. Treasury Bonds:

10,000	6.375% due 8/15/27(b)	12,253

100,000	6.125% due 8/15/29(b)(j)	120,649

135,000	5.375% due 2/15/31(b)(j)	150,040

120,000	4.750% due 2/15/37(b)	123,956

	Total U.S. Government Obligations	406,898

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $1,555,969)	1,618,182

SHARES
COMMON STOCKS — 0.0%

CONSUMER DISCRETIONARY — 0.0%

	Household Durables — 0.0%

176,627	Home Interiors & Gifts Inc.(e)(f)*	0

INFORMATION TECHNOLOGY — 0.0%

	Computers & Peripherals — 0.0%

1,014	Axiohm Transaction Solutions Inc.(e)(f)*	0

	TOTAL COMMON STOCKS (Cost — $65,741)	0

PREFERRED STOCKS — 0.6%

FINANCIALS — 0.6%

	Thrifts & Mortgage Finance — 0.6%
10,000	Federal Home Loan Mortgage Corp. (FHLMC), 8.375%(a)(b)	243,000

400	Federal National Mortgage Association (FNMA), 7.000%(a)(b)	18,872

See Notes to Financial Statements.

18   Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

SHARES	SECURITY	VALUE
	Thrifts & Mortgage Finance — 0.6% continued

7,475	Federal National Mortgage Association (FNMA), 8.250%(b)	$171,551

	TOTAL PREFERRED STOCKS (Cost — $458,155)	433,423

WARRANTS
WARRANT — 0.1%

1,250	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20(a)(b)* (Cost — $0)	44,687

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $91,967,628)	84,524,827

FACE
AMOUNT
SHORT-TERM INVESTMENTS — 14.7%

	U.S. Government Agencies — 10.1%

	Federal Home Loan Bank (FHLB), Discount Notes:

$3,800,000	2.123% due 10/24/08(k)	3,770,926

3,000,000	2.512% due 10/28/08(k)	2,976,249

272,000	Federal National Mortgage Association (FNMA), Discount Notes, 1.825% due 12/15/08(j)(k)	268,864

	Total U.S. Government Agencies
	(Cost — $7,019,627)	7,016,039

	Repurchase Agreement — 4.6%

3,229,000	Morgan Stanley tri-party repurchase agreement dated 6/30/08, 2.400% due 7/1/08; Proceeds at maturity — $3,229,215; (Fully collateralized by U.S. government agency obligation, 0.000% due 12/30/08; Market value — 3,297,248)(b) (Cost — $3,229,000)	3,229,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $10,248,627)	10,245,039

	TOTAL INVESTMENTS — 135.9% (Cost — $102,216,255#)	94,769,866

	Liabilities in Excess of Other Assets — (35.9)%	(25,033,952)

	TOTAL NET ASSETS — 100.0%	$69,735,914

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report   19

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(b)	All or a portion of this security is segregated for open futures contracts, written options, swap contracts, and to-be-announced securities (“TBA”).

(c)	This security is traded on TBA basis (See Note 1).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Illiquid security.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 2).

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(i)	Security is currently in default.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(k)	Rate shown represents yield-to-maturity.

(l)	Subsequent to June 30, 2008, this security is in default as of July 22, 2008.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

IO — Interest Only

SCHEDULE OF OPTIONS WRITTEN

		EXPIRATION	STRIKE
CONTRACTS	SECURITY	DATE	PRICE	VALUE
1	Eurodollar Futures, Call (Premium received — $533)	9/15/08	$97.25	$188

See Notes to Financial Statements.

20   Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report

Statement of assets and liabilities (unaudited)
June 30, 2008

ASSETS:

Investments, at value (Cost — $102,216,255)	$94,769,866

Foreign currency, at value (Cost — $90)	91

Cash	304

Receivable for securities sold	15,186,483

Dividends and interest receivable	688,997

Unrealized appreciation on swaps	208,705

Interest receivable for open swap contracts	64,486

Premium received for swaps purchased	50,084

Receivable from broker — variation margin on open futures contracts	23,784

Principal paydown receivable	12,707

Prepaid expenses	1,535

Total Assets	111,007,042

LIABILITIES:

Payable for securities purchased	40,293,762

Payable for Portfolio shares repurchased	558,191

Unrealized depreciation on swaps	190,087

Interest payable for open swap contracts	67,248

Investment management fee payable	49,943

Trustees’ fees payable	5,811

Options written, at value (premium received $533)	188

Accrued expenses	105,898

Total Liabilities	41,271,128

TOTAL NET ASSETS	$69,735,914

NET ASSETS:

Par value (Note 7)	$75

Paid-in capital in excess of par value	76,973,190

Undistributed net investment income	1,853,509

Accumulated net realized loss on investments, futures contracts, options written, swap contracts and foreign currency transactions	(1,316,160)

Net unrealized depreciation on investments, futures contracts, options written, swap contracts and foreign currencies	(7,774,700)

TOTAL NET ASSETS	$69,735,914

Shares Outstanding:

Class I	7,465,838

Class II	50

Net Asset Value:

Class I	$9.34

Class II	$9.34

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report   21

Statement of operations (unaudited)
For the Six Months Ended June 30, 2008

INVESTMENT INCOME:

Interest	$2,251,361

Dividends	24,996

Total Investment Income	2,276,357

EXPENSES:

Investment management fee (Note 3)	252,191

Shareholder reports (Note 5)	74,258

Audit and tax	14,266

Legal fees	14,159

Custody fees	3,354

Insurance	1,855

Trustees’ fees	948

Transfer agent fees (Note 5)	68

Distribution fees (Notes 3 and 5)	1

Miscellaneous expenses	4,519

Total Expenses	365,619

Less: Fee waivers and/or expense reimbursements (Note 3)	(6,123)

Fees paid indirectly (Note 1)	(73)

Net Expenses	359,423

NET INVESTMENT INCOME	1,916,934

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 4):

Net Realized Gain (Loss) From:

Investment transactions	(225,208)

Futures contracts	(599,137)

Options written	95,253

Swap contracts	9,186

Foreign currency transactions	3,407

Net Realized Loss	(716,499)

Change in Net Unrealized Appreciation/Depreciation From:

Investments	(5,387,363)

Futures contracts	(245,397)

Options written	68,501

Swap contracts	18,618

Foreign currencies	6

Change in Net Unrealized Appreciation/Depreciation	(5,545,635)

Net Loss on Investments, Futures Contracts, Options Written, Swap Contracts and Foreign Currency Transactions	(6,262,134)

DECREASE IN NET ASSETS FROM OPERATIONS	$(4,345,200)

See Notes to Financial Statements.

22   Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (unaudited)
AND THE YEAR ENDED DECEMBER 31, 2007	2008	2007
OPERATIONS:

Net investment income	$1,916,934	$4,787,347

Net realized loss	(716,499)	(224,997)

Change in net unrealized appreciation/depreciation	(5,545,635)	(2,775,325)

Increase (Decrease) in Net Assets From Operations	(4,345,200)	1,787,025

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(300,000)	(4,250,003)

Decrease in Net Assets From Distributions to Shareholders	(300,000)	(4,250,003)

PORTFOLIO SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	1,980,405	8,601,847

Reinvestment of distributions	300,000	4,250,003

Cost of shares repurchased	(13,723,150)	(22,533,404)

Decrease in Net Assets From Portfolio Share Transactions	(11,442,745)	(9,681,554)

DECREASE IN NET ASSETS	(16,087,945)	(12,144,532)

NET ASSETS:

Beginning of period	85,823,859	97,968,391

End of period*	$69,735,914	$85,823,859

* Includes undistributed net investment income of:	$1,853,509	$236,575

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report   23

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES	2008[1,2]	2007[2]	2006[2,3]	2005[2,3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$9.93	$10.24	$10.31	$10.88	$10.89	$10.39

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.24	0.53	0.54	0.50	0.52	0.56

Net realized and unrealized gain (loss)	(0.79)	(0.33)	(0.02)	(0.23)	0.20	0.81

Total income (loss) from operations	(0.55)	0.20	0.52	0.27	0.72	1.37

LESS DISTRIBUTIONS FROM:

Net investment income	(0.04)	(0.51)	(0.58)	(0.53)	(0.53)	(0.61)

Net realized gains	—	—	(0.01)	(0.31)	(0.20)	(0.26)

Total distributions	(0.04)	(0.51)	(0.59)	(0.84)	(0.73)	(0.87)

NET ASSET VALUE, END OF PERIOD	$9.34	$9.93	$10.24	$10.31	$10.88	$10.89

Total return[4]	(5.54)%	1.99%	5.03%	2.47%	6.65%	13.23%

NET ASSETS, END OF PERIOD (000S)	$69,736	$85,823	$97,968	$103,132	$102,739	$97,277

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	0.94%[5]	0.83%	0.83%[6]	0.96%	0.98%	1.00%

Net expenses[7]	0.93 [5,8,9]	0.83 [8]	0.83 [6,9]	0.96	0.98	1.00

Net investment income	4.94 [5]	5.12	5.13	4.58	4.76	4.96

PORTFOLIO TURNOVER RATE	16%[10]	79%[10]	209%[10]	104%[10]	70%[10]	72%

[1]	For the six months ended June 30, 2008 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	For a share of capital stock outstanding for the periods prior to April 30, 2007.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios both would have been 0.81%.

[7]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 1.00%.

[8]	There was no impact to the expense ratio as a result of fees paid indirectly.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate for the six months ended June 30, 2008, and the years ended December 31, 2007, 2006, 2005, and 2004 would have been 207%, 579%, 619%, 533%, and 441%, respectively.

See Notes to Financial Statements.

24   Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

CLASS II SHARES[1]	2008[2]	2007[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$9.93	$10.25

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.21	0.44

Net realized and unrealized loss	(0.79)	(0.29)

Total income (loss) from operations	(0.58)	0.15

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.47)

Total distributions	(0.01)	(0.47)

NET ASSET VALUE, END OF PERIOD	$9.34	$9.93

Total return[4]	(5.86)%	1.48%

NET ASSETS, END OF PERIOD (000s)	$1	$1

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5]	4.75%	12.36%

Net expenses[5,6,7,8]	1.25	1.25

Net investment income[5]	4.43	4.74

PORTFOLIO TURNOVER RATE[9]	16%	79%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	For the period February 2, 2007 (inception date) to December 31, 2007.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	There was no impact to the expense ratio as a result of fees paid indirectly.

[7]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class II shares will not exceed 1.25%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate for the six months ended June 30, 2008, and the year ended December 31, 2007 would have been 207% and 579%, respectively.

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report   25

Notes to financial statements (unaudited)

1.	Organization and significant accounting policies
Legg Mason Partners Variable Strategic Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Repurchase agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(b) Financial futures contracts. The Portfolio may enter into financial futures contracts typically, but not necessarily, to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Portfolio recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

26   Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Stripped securities. The Portfolio invests in “Stripped Securities, “ a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IO’s.

(d) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report   27

Notes to financial statements (unaudited) continued

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days after purchase. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage dollar rolls. The Portfolio may enter into dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Portfolio forgoes interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Portfolio executes its mortgage dollar rolls entirely in the TBA market, where the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

28   Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and market risk. The Portfolio invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure

Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report   29

Notes to financial statements (unaudited) continued

values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(i) Swap contracts. Swaps involve the exchange by the Portfolio with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Portfolio may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(j) Credit default swaps. The Portfolio may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Portfolio may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

30   Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report

As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are recorded as realized gain or loss on the Statement of Operations.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Portfolio’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(l) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(n) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. The amount is shown as a reduction of expenses on the Statement of Operations.

(o) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly,

Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report   31

Notes to financial statements (unaudited) continued

the Portfolio intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(p) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment valuation
Effective January 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s

32   Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report

Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

				SIGNIFICANT
			OTHER SIGNIFICANT	UNOBSERVABLE
		QUOTED PRICES	OBSERVABLE INPUTS	INPUTS
	June 30, 2008	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$94,769,866	$433,423	$94,130,073	206,370

Other Financial Instruments*	(328,317)	(346,935)	18,618	—

Total	$94,441,549	$86,488	$94,148,691	206,370

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS
IN SECURITIES
Balance as of December 31, 2007	—

Accrued Premiums/Discounts	—

Realized Gain (Loss)	—

Change in unrealized appreciation (depreciation)	—

Net purchases (sales)	—

Transfers in and/or out of Level 3	$206,370

Balance as of June 30, 2008	$206,370

3. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Portfolio’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee calculated daily and paid monthly at the annual rate of

Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report   33

Notes to financial statements (unaudited) continued

the Portfolio’s average daily net assets in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.650%

Next $1 billion	0.625

Next $3 billion	0.600

Next $5 billion	0.575

Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset Limited a sub-advisory fee of 30 basis points on the assets managed by Western Asset Limited.

During the six months ended June 30, 2008, the Portfolio’s Class I and II shares had voluntary expense limitations in place of 1.00% and 1.25% respectively, of their average daily net assets. These expense limitations can be terminated at any time.

During the six months ended June 30, 2008, LMPFA waived a portion of its fee in the amount of $6,123.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Portfolio’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

4.	Investments
During the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and

34   Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report

mortgage dollar rolls) and U.S. Government & Agency Obligations were as follows:

		U.S. GOVERNMENT &
	INVESTMENTS	AGENCY OBLIGATIONS
Purchases	$3,219,440	$12,039,947

Sales	10,876,348	21,871,245

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$582,034

Gross unrealized depreciation	(8,028,423)

Net unrealized depreciation	$(7,446,389)

At June 30, 2008, the Portfolio had the following open futures contracts:

	NUMBER OF	EXPIRATION	BASIS	MARKET	UNREALIZED
	CONTRACTS	DATE	VALUE	VALUE	GAIN (LOSS)
Contracts to Buy:

British Pound	11	9/08	$2,608,789	$2,570,242	$(38,547)

British Pound	20	3/09	4,666,712	4,668,688	1,976

Euribor	10	9/08	3,800,025	3,736,958	(63,067)

Euribor	29	12/08	10,920,608	10,816,627	(103,981)

Eurodollar	24	9/08	5,823,482	5,824,200	718

Eurodollar	12	12/08	2,906,848	2,904,600	(2,248)

Eurodollar	78	3/09	18,900,290	18,852,600	(47,690)

Eurodollar	4	6/09	961,070	964,700	3,630

Eurodollar	4	9/09	959,720	962,150	2,430

Federal Republic of Germany, 5 Year Bonds	28	9/08	4,710,917	4,664,007	(46,910)

LIBOR	21	12/08	4,982,718	4,900,294	(82,424)

U.S. Treasury Bonds	65	9/08	7,473,544	7,513,594	40,050

U.S. Treasury 2 Year Notes	22	9/08	4,650,516	4,646,468	(4,048)

					$(340,111)

Contracts to Sell:

U.S. Treasury 5 Year Notes	40	9/08	$4,411,339	$4,422,188	$(10,849)

U.S. Treasury 10 Year Notes	53	9/08	6,041,540	6,037,860	3,680

					$(7,169)

Net Unrealized Loss on Open Futures Contracts					$(347,280)

Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report   35

Notes to financial statements (unaudited) continued

During the six months ended June 30, 2008, written option transactions for the Portfolio were as follows:

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED
Options written, outstanding December 31, 2007	66	$48,264

Options written	1,200,100	64,699

Options closed	(141)	(98,420)

Options expired	(1,200,024)	(14,010)

Options written, outstanding June 30, 2008	1	$533

At June 30, 2008, the Portfolio held TBA securities with a total cost of $24,640,548.

At June 30, 2008, the Portfolio held the following interest rate swap contracts:

Swap Counterparty:	Barclays Capital Inc.
Notional Amount:	$3,500,000
Payments Received by Portfolio:	Floating Rate (3 month LIBOR)
Payments Made by Portfolio:	Fixed Rate 3.800%
Termination Date:	5/15/16
Unrealized Appreciation:	$159,313

Swap Counterparty:	Barclays Capital Inc.
Notional Amount:	$400,000
Payments Received by Portfolio:	Floating Rate (6 month EURIBOR)
Payments Made by Portfolio:	Fixed Rate 4.466%
Termination Date:	4/11/18
Unrealized Appreciation:	$27,682

Swap Counterparty:	Barclays Capital Inc.
Notional Amount:	$1,800,000
Payments Received by Portfolio:	Fixed Rate 4.280%
Payments Made by Portfolio:	Floating Rate (6 month EURIBOR)
Termination Date:	4/11/10
Unrealized Depreciation:	$(48,911)

Swap Counterparty:	Barclays Capital Inc.
Notional Amount:	$300,000
Payments Received by Portfolio:	Floating Rate (6 month EURIBOR)
Payments Made by Portfolio:	Fixed Rate 4.440%
Termination Date:	4/14/18
Unrealized Appreciation:	$21,710

Swap Counterparty:	Barclays Capital Inc.
Notional Amount:	$1,400,000
Payments Received by Portfolio:	Fixed Rate 4.254%
Payments Made by Portfolio:	Floating Rate (6 month EURIBOR)
Termination Date:	4/14/10
Unrealized Depreciation:	$(39,053)

36   Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report

Swap Counterparty:	Barclays Capital Inc.
Notional Amount:	$300,000
Payments Received by Portfolio:	Fixed Rate 4.441%
Payments Made by Portfolio:	Floating Rate (6 month EURIBOR)
Termination Date:	5/12/10
Unrealized Depreciation:	$(7,189)

At June 30, 2008, the Portfolio held the following credit default swap contracts:

Swap Counterparty:	Credit Suisse First Boston Inc.
Referenced Entity:	ABX.HE.AAA
Notional Amount:	$400,000
Payments Received by the Portfolio:	0.180% Monthly
Payments Made by the Portfolio:	Payment only if credit event occurs
Termination Date:	7/25/45
Unrealized Depreciation:	$(7,013)

Swap Counterparty:	Lehman Brothers Inc.
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$1,200,000
Payments Received by the Portfolio:	0.600% quarterly
Payments Made by the Portfolio:	Payment only if credit event occurs
Termination Date:	12/20/12
Unrealized Depreciation:	$(12,398)

Swap Counterparty:	Lehman Brothers Inc.
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$2,300,000
Payments Received by the Portfolio:	3.500% quarterly
Payments Made by the Portfolio:	Payment only if credit event occurs
Termination Date:	6/20/13
Unrealized Depreciation:	$(75,523)

At June 30, 2008 the Portfolio had total unrealized appreciation of $18,618 from swap contracts.

5.	Class specific expenses
The Portfolio has adopted a Rule 12b-1 distribution plan and under that plan the Portfolio pays a distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets. For the six months ended June 30, 2008, class specific expenses were as follows:

	DISTRIBUTION	TRANSFER AGENT	SHAREHOLDER REPORTS
	FEES	FEES	EXPENSES
Class I	—	$60	$74,257

Class II	$1	8	1

Total	$1	$68	$74,258

Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report   37

Notes to financial statements (unaudited) continued

6.	Distributions to shareholders by class

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30, 2008	DECEMBER 31, 2007
Net Investment Income:

Class I	$300,000	$4,249,980

Class II*	0 †	23

Total	$300,000	$4,250,003

*	For the period February 2, 2007 (inception date) to December 31, 2007.

†	Amount represents less than $1.00.

7.	Shares of beneficial interest
At June 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including these specifically related to the distribution of its shares. Prior to April 30, 2007, the Trust had 10 billion shares of capital stock authorized with a par value of $0.001 per share.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED		YEAR ENDED
	JUNE 30, 2008		DECEMBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold	201,784	$1,980,405	829,263	$8,601,347

Shares issued on reinvestment	32,051	300,000	430,160	4,249,980

Shares repurchased	(1,412,653)	(13,723,146)	(2,178,734)	(22,533,397)

Net decrease	(1,178,818)	$(11,442,741)	(919,311)	$(9,682,070)

Class II*
Shares sold	—	—	49	$500

Shares issued on reinvestment	—	—	2	23

Shares repurchased	0 †	$(4)	(1)	(7)

Net increase (decrease)	—	$(4)	50	$516

*	For the period February 2, 2007 (inception date) to December 31, 2007.

†	Amount represents less than 1 share.

8.	Capital loss carryforward
On December 31, 2007, the Portfolio had a net capital loss carryforward of approximately $283,242 which expires in 2014. This amount will be available to offset any future taxable capital gains.

38   Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report

9.	Legal matters
Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Portfolio, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges

Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report   39

Notes to financial statements (unaudited) continued

similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed. On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

10. Other matters
On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit). The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff

40   Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report

alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

11.	Recent accounting pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

Legg Mason Partners Variable Strategic Bond Portfolio 2008 Semi-Annual Report   41

Legg Mason Partners Variable Strategic Bond Portfolio

Trustees

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
  Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadvisers

Western Asset Management
Company
Western Asset Management
Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent

PNC Global Investment Servicing
(formerly, PFPC Inc.)
4400 Computer Drive
Westborough, Massachusetts 01581

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners Variable Strategic Bond Portfolio
The Portfolio is a separate investment series of the Legg Mason Partners Variable Income Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO
Legg Mason Partners Funds
55 Water Street
New York, New York 10041

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Portfolio, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable Strategic Bond Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless proceeded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	In the Pensions & Investments May 27, 2008 ranking, Legg Mason is the 9th largest asset manager in the world based on worldwide assets under management as of December 31, 2007.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010091 8/08 SR08-617

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Income Trust
Date: August 28, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Income Trust
Date: August 28, 2008

By:	/s/ Frances M. Guggino

(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Variable Income Trust
Date: August 28, 2008